Segment Reporting (Details) - Schedule of segment information provided to the Group CEO R in Thousands	12 Months Ended
Feb. 28, 2022 ZAR (R)
Segment Reporting (Details) - Schedule of segment information provided to the Group CEO [Line Items]
Subscription revenue	R 2,568,165
Other revenue	71,055
Vehicle sales	67,310
Delivery service	39,621
Segment revenue	2,746,151
Segment operating profit	699,125
Depreciation and amortization	497,359
Capital expenditure	596,450
Cartrack [Member]
Segment Reporting (Details) - Schedule of segment information provided to the Group CEO [Line Items]
Subscription revenue	2,565,745
Other revenue	71,055
Vehicle sales
Delivery service
Segment revenue	2,636,800
Segment operating profit	715,336
Depreciation and amortization	497,161
Capital expenditure	594,171
Carzuka [Member]
Segment Reporting (Details) - Schedule of segment information provided to the Group CEO [Line Items]
Subscription revenue
Other revenue
Vehicle sales	67,310
Delivery service
Segment revenue	67,310
Segment operating profit	(13,302)
Depreciation and amortization	97
Capital expenditure	1,916
Karooooo Logistics [Member]
Segment Reporting (Details) - Schedule of segment information provided to the Group CEO [Line Items]
Subscription revenue	2,420
Other revenue
Vehicle sales
Delivery service	39,621
Segment revenue	42,041
Segment operating profit	(2,909)
Depreciation and amortization	101
Capital expenditure	R 363